COMMITMENTS (Details Textuals 2) (Standby Equity Distribution Agreement, USD $)	1 Months Ended
Dec. 22, 2008
Standby Equity Distribution Agreement
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Percentage of the lowest daily volume weighted average price for a share considered as a base for fixing purchase price	95.00%
Number of trading days	5 days
Purchase Price	$ 5,000,000
Maximum limit for individual periodic sale of shares	$ 200,000